INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 8,554	$ 8,147
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	126,685	133,107
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	600	671
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	10,543	11,695
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	34,850	36,940
Recognized deferred tax assets	11,376	11,950
Unrecognized deferred tax assets	23,474	24,990
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	31,587	33,236
Recognized deferred tax assets	9,340	9,530
Unrecognized deferred tax assets	22,247	23,706
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	600	671
Recognized deferred tax assets	128	134
Unrecognized deferred tax assets	472	537
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,663	3,033
Recognized deferred tax assets	1,908	2,286
Unrecognized deferred tax assets	$ 755	$ 747